INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	Year ended December 31, 2020	Year ended December 31, 2019
Current
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-
Deferred
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-

Schedule of statutory income tax

	Year ended December 31, 2020	Year ended December 31, 2019
Continuing operations
Tax expense at the federal statutory rate	$(1,143,354)	$(850,030)
State tax expense, net of federal tax effect	(79,743)	-
Permanent differences	453,667	772,183)
Prior year net operating loss true up	487,927	-
Temporary timing differences	-	27,299
	(281,503)	(50,548)
Deferred income tax asset valuation allowance	281,503	50,548
	$-	$-
Discontinued operations
Tax expense at the federal statutory rate	$-	$66,918)
State tax expense, net of federal tax effect	-	-
Effect of foreign operations	-	(27,739
Effect of income tax rate change	-	-
Permanent timing differences	-	(1,834,306)
Temporary timing differences	-	63,004
	-	(1,732,123)
Deferred income tax asset valuation allowance	-	1,732,123
	$-	$-

Schedule of deferred income tax assets
	December 31, 2020	December 31, 2019
Other	246,069	27,299)
Net operating losses	3,999,612	3,936,879
Valuation allowance	(4,245,681)	(3,964,178)
Net deferred income tax assets	$-	$-